Offsets	Aug. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nuvectis Pharma, Inc.
Form or Filing Type	S-3
File Number	333-293459
Initial Filing Date	Feb. 13, 2026
Fee Offset Claimed	$ 4,808.81
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 34,821,187.50
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $34,821,187.50 of unsold securities (the "Unsold Securities") previously registered on the registrant's registration statement on Form S-3 (File No. 333-293459), which was initially filed with the Securities and Exchange Commission on February 13, 2026 (the "Prior Registration Statement") and had a proposed maximum aggregate offering price of $150,000,000. The registrant sold an aggregate of $115,178,812.50 of such securities under the Prior Registration Statement, leaving the balance of $34,821,187.50 of Unsold Securities, in respect of which the registrant paid an aggregate registration fee of $4,808.81 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement. No additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. A filing fee of $22,811.19 is paid herewith in connection with the $165,178,812.50 of additional securities registered hereunder. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nuvectis Pharma, Inc.
Form or Filing Type	S-3
File Number	333-293459
Filing Date	Feb. 13, 2026
Fee Paid with Fee Offset Source	$ 4,808.81